9 Related parties	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related parties

9	Related parties

	Balances at December 31, 2019				Balances at December 31, 2018
	Associates companies, Jointly-controlled investment and Related companies				Associates companies, Jointly-controlled investment and Related companies
	Odebrecht and				Odebrecht and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and
Balance sheet	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total
Assets
Current
Trade accounts receivable		4,257	4,557	8,814		20,119	2,687	22,806
Inventories		17,242		17,242	8,665	30,193		38,858
Dividends and interest on capital			3,074	3,074			890	890
Total assets		21,499	7,631	29,130	8,665	50,312	3,577	62,554

Liabilities
Current
Trade payables	12,402	133,759	9,819	155,980	16,851	160,324		177,175
Payable notes	58			58
Other payables		1,420	136	1,556	2,841	484		3,325

Non-current
Loan to non-controlling shareholders of Braskem Idesa			2,395,887	2,395,887			2,183,830	2,183,830
Total liabilities	12,460	135,179	2,405,842	2,553,481	19,692	160,808	2,183,830	2,364,330

	Twelve-month period ended December 31, 2019				Twelve-month period ended December 31, 2018				Twelve-month period ended December 31, 2017
	Associates companies, Jointly-controlled investment and Related companies				Associates companies, Jointly-controlled investment and Related companies				Associates companies, Jointly-controlled investment and Related companies
	Odebrecht and				Odebrecht and				Odebrecht and
	subsidiaries	Petrobras and			subsidiaries	Petrobras and			subsidiaries	Petrobras and
	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total	and associates	subsidiaries	Other	Total

Transactions
Sales of products		665,417	588,785	1,254,202		1,225,443	736,192	1,961,635	27,467	1,810,789	629,302	2,467,558
Purchases of raw materials, finished goods
services and utilities	293,501	12,584,453	10,738	12,888,692	460,480	15,540,144	3,800	16,004,424	742,161	12,795,819	5,664	13,543,644
Financial income (expenses), net	(96)	(5)	(10,967)	(11,068)		(49)	(106,516)	(106,565)	2,056	(39,433)		(37,377)
Other income (expenses)	(34,873)			(34,873)	4,214			4,214
General and administrative expenses
Post-employment benefits plan ("EPE")
Private pension ("Vexty", new name of Odeprev)			49,867	49,867			48,514	48,514			36,725	36,725
Acquisiton of subsidiary									610,000			610,000

(a)	New and/or renewed agreements with related companies

As provided for in the Company’s bylaws, the Board of Directors has the exclusive power to decide on any contract with related parties that exceed R$20,000 per transaction or R$60,000 collectively per year. This is valid for contracts between Braskem and its subsidiaries and: (i) direct or indirect subsidiaries of Braskem in whose capital an interest is held by the controlling shareholder, by any direct or indirect subsidiaries thereof or by Key Personnel of such entities; (ii) associates of Braskem and subsidiaries of such entities; and (iii) joint ventures in which Braskem participates and any subsidiaries thereof.

Pursuant to Federal Law 6,404/76, officers and directors are prohibited from: (i) performing any acts of liberality with the use of the Company’s assets and in its detriment; (ii) intervening in any operations in which these officers and directors have a conflict of interest with the Company or in resolutions in which they participate; and (iii) receiving, based on their position, any type of personal advantage from third parties, directly or indirectly, without an authorization under the Bylaws or by the shareholders’ meeting.

As part of its control to identify related parties, Key Personnel annually inform whether they, or their close relatives, hold full or shared control of any company. All companies that conducted transactions with Braskem and its subsidiaries are provided in this Note.

The related parties that have significant relationship with the Company are as follows:

Odebrecht and its direct and indirect subsidiaries:

·	Atvos Agroindustrial S.A. (“Atvos”)
·	Agro Energia Santa Luzia S.A. (“USL”)
·	Odebrecht Engenharia & Construção S.A. (“OEC”).
·	Usina Conquista do Pontal S.A. (“UCP”)

Petrobras and its direct and indirect subsidiaries:

·	Petróleo Brasileiro S.A. (“Petrobras”)
·	Petrobras Distribuidora (“BR Distribuidora”).

Joint ventures of Braskem:

·	Refinaria de Petróleo Riograndense S.A (“RPR”).

Associate of Braskem:

·	Borealis Brasil S.A (“Borealis”).

Non-controlling shareholders of Braskem Idesa:

·	Etileno XXI, S.A. de CV.
·	Grupo Idesa, S.A. de CV.

During 2019 and 2018, the main transactions between the Company and related parties under normal market terms and conditions, are as follows:

·	Odebrecht and its subsidiaries:

(i)	In May 2018, Braskem entered into an agreement for caustic soda movement and storage services with Liquiport Vila Velha S.A., a wholly owned subsidiary of Odebrecht Transport S.A. The agreement has an estimated maximum value of R$93,000 and is valid for 10 years. In August 2019, the company Odebrecht Transport S.A. sold Liquiport to the company Terminal Portuário de Espírito Santo. The payments made during the year to the date of sale amounted to R$5,633 (R$5,844 in 2018).

(ii)	In January 2019, the Company signed an amendment to the agreement entered into in December 2017 with Agro Energia Santa Luzia S.A. - USL, Usina Conquista do Pontal S. A. - UCP, Atvos Agroindustrial S. A. and Brenco Companhia Brasileira de Energia Renovável, for the purchase of feedstock for future delivery between January and March 2019. This amendment involved an advance of R$100,413, which, on December 31, 2019, did not record any balance.

·	Petrobras and its subsidiaries:

(i)	Since December 2015, the Company has maintained an agreement with Petrobras for the annual supply of up to 7 million tons of petrochemical naphtha, which has a duration of five years.

(ii)	Since December 2000, Braskem has maintained feedstock supply agreements for ethane and propane with Petrobras. These agreements have different expiration dates, between May 2021 and April 2028, with prices based on international references to ensure the competitiveness of the feedstock. If renewed, the same terms and conditions currently in force will be maintained.

(iii)	Braskem maintains agreements for the sale of gasoline to Petrobras Distribuidora S.A., which is renewed on a monthly basis. Sales in 2019 amounted to R$1,011,839 (R$1,122,417 in 2018).

(iv)	In July 2019, Braskem entered into a natural gas purchase agreement with CDGN LOGÍSTICA S.A., whose effective term is five years and maximum value is estimated at R$210,000.

(v)	In December 2019, an amendment to the natural gas purchase agreement was signed with Companhia de Gás da Bahia (“Bahiagás”). The term of the agreement is from January to December 2020 and the amended agreement amount is R$820,000.

·	Braskem joint venture:

(i)	In 2019, sales of gasoil to RPR amounted to R$37,873. The product is used as feedstock in the diesel production process (R$127,342 in 2018).

(ii)	Sales of gasoline to RPR ae negotiated monthly. In 2019, these sales amounted to R$257,295 (R$440,801 in 2018).

·	Non-controlling shareholders of Braskem Idesa

Loan payable, maturing December 2029 and 7% p.a., to the non-controlling shareholder. These proceeds were used by Braskem Idesa to fund its construction project.

(b)	Key management personnel

Statement of profit or loss transactions	2019	2018	2017
Remuneration
Short-term benefits	70,366	60,922	60,303
Post-employment benefit	1,104	989	664
Long term incentive plan	14,724	4,404
Total	86,194	66,315	60,967